Intangible Assets (Details) - Schedule of Amortization in Consolidated Statement of Loss - Intangible Assets [Member] - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets (Details) - Schedule of Amortization in Consolidated Statement of Loss [Line Items]
General and administrative expenses	$ 52,160	$ 127,764	$ 207,318
Research and development costs	234,334	129,300	256,466
Amortization of intangible assets	$ 286,494	$ 257,064	$ 463,784